Rate Matters and Regulation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Public Utilities, Approved Equity Capital Structure, Percentage		53.00%
Public Utilities, Approved Debt Capital Structure, Percentage		47.00%
Interim Rate Refund Amount		$ 47.5
Regulatory Assets, Current		40.8	$ 121.8
Recommended Disallowance for Fuel Adjustment		$ 3.3
Oklahoma Corporation Commission [Member]
OG&E's Jurisdictional Revenues		85.00%
Arkansas Public Service Commission [Member]
OG&E's Jurisdictional Revenues		8.00%
Federal Energy Regulatory Commission [Member]
OG&E's Jurisdictional Revenues		7.00%
Administrative Law Judge [Member]
Recommended Return on Equity		9.87%
Recommended Increase (Decrease) in Revenue		$ 40.7
Recommended Capital Structure, Equity Percentage		53.00%
Recommended Capital Structure, Debt Percentage		47.00%
Dry Scrubber Project [Member]
Estimated Environmental Capital Costs		$ 542.4
Public Utilities, Property, Plant and Equipment, Construction Work in Progress		401.3
Mustang Modernization [Member]
Estimated Environmental Capital Costs		390.0
Public Utilities, Property, Plant and Equipment, Construction Work in Progress		348.4
OKLAHOMA
Public Utilities, Requested Rate Increase (Decrease), Amount		$ 92.5
Public Utilities, Requested Return on Equity, Percentage		10.25%
Public Utilities, Requested Equity Capital Structure, Percentage		53.00%
Investments Since Last Rate Case		$ 1,600.0
Public Utilities, Interim Rate Increase (Decrease), Amount		69.5
Interim Rate Revenue Reserved		5.6
Public Utilities, Approved Rate Increase (Decrease), Amount		$ 8.8
Public Utilities, Approved Return on Equity, Percentage		9.50%
Approved Depreciation Reduction from ALJ Recommendation		$ 28.6
ALJ Depreciation Recommendation		$ 36.4
Approved Recovery of Short-term Incentive Comp		50.00%
ARKANSAS
Public Utilities, Requested Rate Increase (Decrease), Amount		$ 16.5
Public Utilities, Requested Return on Equity, Percentage		10.25%
Investments Since Last Rate Case		$ 3,000.0
Settlement of Rate Increase		$ 7.1
Settlement of Return on Equity, Percentage		9.50%
Settlement of Equity Capital Structure, Percentage		50.00%
Public Utilities, Inventory, Fuel [Member]
Deferred Costs and Other Assets				$ 11.0
Oklahoma demand program rider under recovery [Member]
Regulatory Assets, Current	[1]	$ 31.6	$ 51.0
January 16, 2018 [Member] | OKLAHOMA
Public Utilities, Requested Rate Increase (Decrease), Amount		$ 1.9
Public Utilities, Requested Return on Equity, Percentage		9.90%
FERC [Member]
Recommended Common Equity Percentage		7.85%
Public Utilities, Approved Return on Equity, Percentage		10.60%
Revenue impact of recommended change in return on common equity		$ 1.5

[1]	Included in Other Current Assets on the Balance Sheets.